CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 53,008,065	$ 59,716,042	$ 53,605,877
Cost of revenues	8,770,617	8,497,145	8,146,724
Gross profit	44,237,448	51,218,897	45,459,153
Operating expenses:
General and administrative (including share-based compensation of $6,436,536, $4,152,437 and $1,326,174 for 2009, 2010 and 2011, respectively)	11,227,632	13,208,337	16,982,032
Product development (including share-based compensation of $56,505, $151,255 and $99,239 for 2009, 2010 and 2011, respectively)	13,313,635	13,027,879	10,754,380
Sales and marketing (including share-based compensation of $107,675, $215,979 and $113,389 for 2009, 2010 and 2011, respectively)	21,337,799	26,991,093	26,095,233
Loss from impairment of intangible assets	4,078,084
Loss from impairment of goodwill	13,463,224
Total operating expenses	63,420,374	53,227,309	53,831,645
Government subsidies	265,016	514,113	567,373
Loss from operations	(18,917,910)	(1,494,299)	(7,805,119)
Interest income	2,744,665	1,590,218	1,352,307
Interest expense	(247,818)	(142,169)
Exchange gain, net	1,349,924	812,969	1,874
Short-term investment income	1,032,444	1,138,147	40,574
Other expense, net	(7,256)	(7,321)	(257,674)
Loss from impairment of cost method investment	(1,479,571)
Income (loss) before income tax benefit (expense)	(15,525,522)	1,897,545	(6,668,038)
Income tax benefit (expense)	(3,938,433)	(263,386)	446,164
Net income (loss)	(19,463,955)	1,634,159	(6,221,874)
Less: net loss attributable to the noncontrolling interest	(137,046)	(325,963)	(2,131)
Net income (loss) attributable to China Finance Online Co. Limited	$ (19,326,909)	$ 1,960,122	$ (6,219,743)
Net income (loss) per share attributable to China Finance Online Co. Limited
Basic	$ (0.18)	$ 0.02	$ (0.06)
Diluted	$ (0.18)	$ 0.02	$ (0.06)
Weighted average shares used in calculating net income (loss) per share
Basic	108,961,642	108,247,552	105,203,564
Diluted	108,961,642	114,125,022	105,203,564